GENERAL	6 Months Ended
Jun. 30, 2019
GENERAL
GENERAL

SUPERCOM LTD

NOTES TO THE INTERIM CONSOLIDATED FINANCIAL STATEMENTS

NOTE 1:       GENERAL

a.

SuperCom Ltd. (the “Company”) is an Israeli resident company organized in 1988 in Israel. On January 24, 2013 the Company changed its name back to SuperCom Ltd, its original name, from Vuance Ltd. On September 12, 2013, the Company’s ordinary shares were approved for listing on the NASDAQ Capital Market and began trading under the ticker symbol “SPCB” on September 17, 2013. Previously, the Company’s ordinary shares traded on the OTCQB® electronic quotation service.

The Company is a global provider of traditional and digital identity solutions, providing advanced safety, identification, tracking and security products to governments and organizations, both private and public, throughout the world. The Company provides cutting edge real-time positioning, tracking, monitoring and verification solutions enabled by its RFID &Mobile pure security advanced solutions suite of products and technologies, all connected to a web-based, secure, proprietary, interactive and user-friendly interface. The Company offers a wide range of solutions including, national ID registries, e-passports, biometric visas, automated fingerprint identification systems, digitized driver’s licenses, and electronic voter registration and election management using the common platform (“MAGNA”).

b.	Business Combination

On January 1, 2016, the Company acquired Leaders in Community Alternatives, Inc., or LCA, a U.S. based company, including all contracts, software, other related technologies and IP assets. The Company paid approximately $2,900 at the closing and committed to certain contingent earn-out payments over the next three years that are structured as a single digit percentage of annual revenues in excess of standalone LCA management revenue projections. LCA is a California based, private criminal justice organization, providing community-based services and electronic monitoring programs to government agencies in the U.S. for more than 24 years. LCA offers a broad range of competitive solutions for governmental institutions across the U.S. in addressing realignment strategies and plans.

In addition to LCA, during the first half of 2016 the Company acquired Safend Ltd., Alvarion Technologies Ltd. and the assets and IP of PowaPOS. For additional information refer to Note 5. 2018 Annual Financial Report.

As of December 31, 2019, the Company’s principal activities were conducted mainly through SuperCom Ltd, Alvarion Ltd, Prevision Ltd, Safend Ltd, SuperCom Inc. and LCA Inc.

c.	Concentration of risk that may have a significant impact on the Company:

In the first half of year 2019, the Company derived 14% of its total revenue from 3 major customers.

In the first half of year 2018, the Company derived 23% of its total revenue from 3 major customers.

The Company purchases certain services and products used by it to generate revenues in its projects and sales from several sole suppliers. Although there are only a limited number of manufacturers of those particular services and products, management believe that other suppliers could provide similar services and products on comparable terms without affecting operating results.